Quarterly Holdings Report
for
Fidelity® Series Small Cap Core Fund
January 31, 2026
SCC-NPRT3-0426
1.9906195.103
Common Stocks - 99.1%
	Shares	Value ($)
BAHAMAS (NASSAU) - 0.7%
Consumer Discretionary - 0.7%
Diversified Consumer Services - 0.7%
OneSpaWorld Holdings Ltd	539,248	10,596,223
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
StoneCo Ltd Class A (a)	316,700	5,111,538
BURKINA FASO - 0.6%
Materials - 0.6%
Metals & Mining - 0.6%
IAMGOLD Corp (United States) (a)	475,000	8,635,500
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd (b)	127,385	5,170,557
CANADA - 1.6%
Health Care - 0.4%
Biotechnology - 0.4%
Xenon Pharmaceuticals Inc (a)	138,916	5,696,945
Information Technology - 0.1%
Software - 0.1%
D-Wave Quantum Inc (a)(b)	104,600	2,219,612
Materials - 0.5%
Metals & Mining - 0.5%
Triple Flag Precious Metals Corp (United States)	208,900	7,044,108
Utilities - 0.6%
Gas Utilities - 0.6%
Brookfield Infrastructure Corp (United States)	208,629	9,982,898
TOTAL CANADA		24,943,563
ISRAEL - 1.2%
Information Technology - 1.2%
Semiconductors & Semiconductor Equipment - 0.9%
Nova Ltd (a)	28,189	12,906,052
Software - 0.3%
Cellebrite DI Ltd (a)	362,389	5,330,742
TOTAL ISRAEL		18,236,794
JAPAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Allegro MicroSystems Inc (a)	201,111	7,423,007
NETHERLANDS - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Newamsterdam Pharma Co NV (a)	108,100	3,364,071
NORWAY - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Seadrill Ltd (a)	175,700	6,760,936
PUERTO RICO - 0.8%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Liberty Latin America Ltd Class C (a)	470,627	3,661,478
Financials - 0.6%
Banks - 0.2%
Popular Inc	25,859	3,452,952
Financial Services - 0.4%
EVERTEC Inc	180,200	5,407,802
TOTAL FINANCIALS		8,860,754
TOTAL PUERTO RICO		12,522,232
TAIWAN - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
Silicon Motion Technology Corp ADR	63,806	7,588,448
THAILAND - 1.3%
Information Technology - 1.3%
Electronic Equipment, Instruments & Components - 1.3%
Fabrinet (a)	42,300	20,703,312
UNITED STATES - 90.7%
Communication Services - 2.0%
Entertainment - 0.9%
Cinemark Holdings Inc	270,300	6,400,704
IMAX Corp (a)(b)	252,891	8,828,425
		15,229,129
Media - 1.1%
EchoStar Corp Class A (a)	144,700	16,382,934
TOTAL COMMUNICATION SERVICES		31,612,063
Consumer Discretionary - 9.0%
Automobile Components - 1.2%
LCI Industries (b)	73,458	10,775,554
Patrick Industries Inc	67,560	8,524,045
		19,299,599
Diversified Consumer Services - 1.9%
Grand Canyon Education Inc (a)	62,674	10,895,248
Laureate Education Inc (a)	527,198	18,082,892
		28,978,140
Hotels, Restaurants & Leisure - 1.5%
Brinker International Inc (a)	30,500	4,810,460
Cava Group Inc (a)(b)	57,800	3,503,836
Dutch Bros Inc Class A (a)	97,000	5,275,830
Kura Sushi USA Inc Class A (a)	22,800	1,523,268
Lindblad Expeditions Holdings Inc (a)	53,600	893,512
Red Rock Resorts Inc Class A	118,420	7,475,855
		23,482,761
Household Durables - 1.1%
Cavco Industries Inc (a)	7,962	3,917,463
Champion Homes Inc (a)	65,600	5,141,728
Meritage Homes Corp	106,700	7,416,717
		16,475,908
Leisure Products - 0.6%
Brunswick Corp/DE	52,020	4,173,044
Latham Group Inc (a)	722,800	4,546,412
		8,719,456
Specialty Retail - 1.9%
Academy Sports & Outdoors Inc	114,577	6,302,881
Boot Barn Holdings Inc (a)	37,223	6,643,561
Murphy USA Inc	16,661	7,039,439
Signet Jewelers Ltd (b)	103,900	9,586,853
		29,572,734
Textiles, Apparel & Luxury Goods - 0.8%
Oxford Industries Inc (b)	58,500	2,155,725
Steven Madden Ltd	235,200	10,320,576
		12,476,301
TOTAL CONSUMER DISCRETIONARY		139,004,899
Consumer Staples - 1.6%
Beverages - 0.6%
Boston Beer Co Inc/The Class A (a)	13,606	2,906,514
Vita Coco Co Inc/The (a)	119,500	6,375,325
		9,281,839
Consumer Staples Distribution & Retail - 0.2%
Grocery Outlet Holding Corp (a)	316,100	3,012,432
Food Products - 0.4%
Darling Ingredients Inc (a)	141,900	6,479,154
Household Products - 0.4%
Energizer Holdings Inc	294,520	6,429,372
TOTAL CONSUMER STAPLES		25,202,797
Energy - 4.3%
Energy Equipment & Services - 2.9%
Cactus Inc Class A	137,548	7,734,324
Expro Group Holdings NV (a)	319,100	5,108,791
Flowco Holdings Inc Class A	417,700	8,729,930
Kodiak Gas Services Inc	128,900	5,415,089
Solaris Energy Infrastructure Inc Class A (b)	252,000	13,907,880
WaterBridge Infrastructure LLC Class A (b)	164,900	3,617,906
		44,513,920
Oil, Gas & Consumable Fuels - 1.4%
Chord Energy Corp	110,811	11,107,695
Gulfport Energy Corp (a)	39,700	8,105,549
Uranium Energy Corp (a)(b)	155,855	2,686,940
		21,900,184
TOTAL ENERGY		66,414,104
Financials - 17.3%
Banks - 11.1%
Ameris Bancorp	91,200	7,352,544
BOK Financial Corp	48,566	6,310,666
Byline Bancorp Inc	159,547	5,094,336
Camden National Corp (b)	147,980	7,039,409
Central BanCo Inc	124,400	2,998,040
Community Financial System Inc	207,391	12,961,938
Connectone Bancorp Inc	197,227	5,250,183
CVB Financial Corp	444,200	8,755,182
Eastern Bankshares Inc	599,477	12,280,286
First Bancorp/Southern Pines NC	177,200	10,265,196
First Foundation Inc (a)(b)	115,010	722,263
First Hawaiian Inc	276,600	7,343,730
First Interstate BancSystem Inc Class A	299,307	10,616,419
First Northwest Bancorp	114,201	1,191,116
FNB Corp/PA	448,906	7,878,300
Hancock Whitney Corp	130,900	9,005,920
Independent Bank Corp/MI	160,765	5,650,890
United Community Bank/SC	232,789	8,014,925
Univest Financial Corp	352,408	11,678,801
Webster Financial Corp	153,267	10,080,371
Western Alliance Bancorp	63,398	5,651,932
Wintrust Financial Corp	89,519	13,203,157
		169,345,604
Capital Markets - 3.6%
P10 Inc Class A (b)	543,183	5,855,513
Perella Weinberg Partners Class A (b)	651,707	14,539,583
Piper Sandler Cos	14,775	5,117,321
PJT Partners Inc Class A (b)	45,891	7,940,520
StepStone Group Inc Class A	148,770	10,516,551
Victory Capital Holdings Inc Class A	35,100	2,475,603
WisdomTree Inc (b)	527,800	8,550,360
		54,995,451
Consumer Finance - 0.8%
FirstCash Holdings Inc	76,350	13,017,675
Financial Services - 0.8%
HA Sustainable Infrastructure Capital Inc	250,300	8,612,823
Walker & Dunlop Inc	68,076	4,281,299
		12,894,122
Insurance - 1.0%
Baldwin Insurance Group Inc/The Class A (a)	169,955	3,725,413
Selective Insurance Group Inc	86,385	7,263,251
TWFG Inc Class A (a)(b)	185,450	4,634,396
		15,623,060
TOTAL FINANCIALS		265,875,912
Health Care - 16.2%
Biotechnology - 8.2%
Alkermes PLC (a)	183,100	6,205,259
Annexon Inc (a)	626,200	3,907,488
Arcellx Inc (a)(b)	65,353	4,464,263
Bicara Therapeutics Inc (a)	150,300	2,525,040
Blueprint Medicines Corp rights (a)(c)	35,641	0
Celldex Therapeutics Inc (a)	171,828	4,226,969
Cytokinetics Inc (a)	117,951	7,453,324
CytomX Therapeutics Inc (a)	796,100	4,529,809
Day One Biopharmaceuticals Inc (a)	368,500	4,112,460
Denali Therapeutics Inc (a)	240,200	5,221,948
Dianthus Therapeutics Inc (a)	5,700	304,323
Janux Therapeutics Inc (a)	295,800	4,055,418
Kiniksa Pharmaceuticals International Plc Class A (a)	19,600	860,832
Kymera Therapeutics Inc (a)(b)	76,400	5,553,516
Legend Biotech Corp ADR (a)	186,700	3,267,250
Madrigal Pharmaceuticals Inc (a)	16,582	8,113,738
Monte Rosa Therapeutics Inc (a)	198,900	4,081,428
PTC Therapeutics Inc (a)	90,400	6,827,912
Rhythm Pharmaceuticals Inc (a)	60,700	6,222,964
Stoke Therapeutics Inc (a)	144,300	4,378,062
Tango Therapeutics Inc (a)(b)	403,600	4,685,796
Travere Therapeutics Inc (a)	187,700	5,835,593
Upstream Bio Inc (a)	132,200	4,108,776
Vaxcyte Inc (a)	134,166	7,187,273
Vericel Corp (a)	114,000	4,101,720
Viking Therapeutics Inc (a)(b)	91,500	2,657,160
Vir Biotechnology Inc (a)	551,500	4,103,160
Viridian Therapeutics Inc (a)	160,132	5,284,356
Zenas Biopharma Inc (a)	121,000	2,222,770
		126,498,607
Health Care Equipment & Supplies - 2.2%
ICU Medical Inc (a)	51,900	7,779,810
iRhythm Technologies Inc (a)	43,698	6,751,778
Masimo Corp (a)	41,494	5,698,371
Merit Medical Systems Inc (a)	101,476	8,228,689
TransMedics Group Inc (a)	38,900	5,211,628
ViewRay Inc (a)	34,227	0
		33,670,276
Health Care Providers & Services - 3.1%
BrightSpring Health Services Inc (a)	215,700	8,470,539
Ensign Group Inc/The	68,649	11,784,287
Guardian Pharmacy Services Inc Class A (a)	55,900	1,688,180
LifeStance Health Group Inc (a)	1,096,765	7,754,129
Option Care Health Inc (a)	304,900	10,366,600
Progyny Inc (a)	296,400	7,075,068
		47,138,803
Health Care Technology - 0.2%
Waystar Holding Corp (a)	180,200	4,786,112
Life Sciences Tools & Services - 0.8%
BioLife Solutions Inc (a)(b)	117,800	2,568,040
Charles River Laboratories International Inc (a)	31,900	6,714,312
Repligen Corp (a)	23,200	3,465,384
		12,747,736
Pharmaceuticals - 1.7%
Axsome Therapeutics Inc (a)	45,802	8,439,019
Crinetics Pharmaceuticals Inc (a)	126,045	6,294,687
Elanco Animal Health Inc (a)	168,800	4,064,704
Jazz Pharmaceuticals PLC (a)	20,600	3,388,494
Structure Therapeutics Inc ADR (a)	42,700	3,776,815
		25,963,719
TOTAL HEALTH CARE		250,805,253
Industrials - 19.3%
Aerospace & Defense - 3.1%
Cadre Holdings Inc (b)	144,660	5,787,846
Carpenter Technology Corp	32,276	10,258,281
Karman Holdings Inc (a)(b)	93,600	9,715,680
Kratos Defense & Security Solutions Inc (a)	74,468	7,670,949
V2X Inc (a)	106,278	7,315,115
VSE Corp	31,445	6,872,934
		47,620,805
Building Products - 2.6%
AZZ Inc	68,055	8,458,556
CSW Industrials Inc (b)	19,800	5,345,604
Modine Manufacturing Co (a)	68,500	12,649,210
Tecnoglass Inc	117,512	5,747,512
UFP Industries Inc	79,324	8,192,583
		40,393,465
Commercial Services & Supplies - 1.9%
Brady Corp Class A	114,673	9,915,774
BrightView Holdings Inc (a)	395,700	5,286,552
Brink's Co/The	117,091	14,875,241
		30,077,567
Construction & Engineering - 4.3%
Bowman Consulting Group Ltd (a)	153,278	5,338,673
Construction Partners Inc Class A (a)	122,153	13,422,172
Granite Construction Inc	84,300	10,178,382
IES Holdings Inc (a)	35,321	13,432,223
Legence Corp Class A	112,400	5,272,683
Limbach Holdings Inc (a)(b)	69,900	6,010,002
Sterling Infrastructure Inc (a)	29,468	10,546,892
		64,201,027
Electrical Equipment - 2.1%
Bloom Energy Corp Class A (a)	34,000	5,146,580
Eos Energy Enterprises Inc (a)(b)	247,000	3,616,080
Fluence Energy Inc Class A (a)(b)	104,800	3,224,696
Nextpower Inc Class A (a)	173,668	20,334,786
		32,322,142
Machinery - 2.6%
Atmus Filtration Technologies Inc	182,600	10,585,322
Gates Industrial Corp PLC (a)	352,300	8,109,946
REV Group Inc	260,200	16,626,780
Wabash National Corp	413,700	4,190,781
		39,512,829
Passenger Airlines - 0.3%
Alaska Air Group Inc (a)	92,800	4,717,024
Professional Services - 1.2%
CRA International Inc	49,850	9,418,659
ExlService Holdings Inc (a)	226,100	8,851,815
		18,270,474
Trading Companies & Distributors - 1.2%
Herc Holdings Inc	99,800	14,305,332
Xometry Inc Class A (a)(b)	87,521	5,000,075
		19,305,407
TOTAL INDUSTRIALS		296,420,740
Information Technology - 11.2%
Communications Equipment - 0.3%
Lumentum Holdings Inc (a)	11,941	4,678,961
Electronic Equipment, Instruments & Components - 5.1%
Advanced Energy Industries Inc	51,776	13,221,519
Bel Fuse Inc Class A	15,085	2,771,869
Bel Fuse Inc Class B	37,900	7,625,101
Belden Inc	72,703	8,543,330
Crane NXT Co	96,484	4,874,371
Mirion Technologies Inc Class A (a)	256,200	6,364,008
OSI Systems Inc (a)	34,300	8,579,802
Sanmina Corp (a)	86,600	12,269,488
TTM Technologies Inc (a)	153,700	15,093,340
		79,342,828
Semiconductors & Semiconductor Equipment - 2.7%
Cirrus Logic Inc (a)	44,954	5,859,304
Credo Technology Group Holding Ltd (a)	46,600	5,838,048
Diodes Inc (a)	172,526	10,211,814
MACOM Technology Solutions Holdings Inc (a)	43,133	9,448,715
Onto Innovation Inc (a)	36,339	7,342,295
Rigetti Computing Inc Class A (a)(b)	137,800	2,503,826
Veeco Instruments Inc (a)	25,300	790,119
		41,994,121
Software - 2.9%
ACI Worldwide Inc (a)	74,200	3,217,312
Agilysys Inc (a)	72,150	6,259,013
Commvault Systems Inc (a)	34,700	2,973,790
nCino Inc (a)(b)	182,800	3,902,780
PAR Technology Corp (a)(b)	165,400	4,335,134
Riot Platforms Inc (a)	318,100	4,921,007
Terawulf Inc (a)(b)	423,800	5,666,206
Varonis Systems Inc (a)	193,252	5,766,640
Workiva Inc Class A (a)	102,616	7,903,484
		44,945,366
Technology Hardware, Storage & Peripherals - 0.2%
IonQ Inc (a)(b)	69,200	2,766,616
TOTAL INFORMATION TECHNOLOGY		173,727,892
Materials - 2.7%
Chemicals - 0.6%
Element Solutions Inc	220,579	6,418,849
Minerals Technologies Inc	37,000	2,433,120
		8,851,969
Construction Materials - 0.4%
Eagle Materials Inc	28,673	5,843,844
Metals & Mining - 1.2%
Coeur Mining Inc (a)	416,200	8,507,129
Constellium SE (a)	200,301	4,500,763
Warrior Met Coal Inc	65,750	5,871,475
		18,879,367
Paper & Forest Products - 0.5%
Louisiana-Pacific Corp	89,200	7,469,608
TOTAL MATERIALS		41,044,788
Real Estate - 5.5%
Diversified REITs - 0.0%
Armada Hoffler Properties Inc Class A	34,199	238,366
Health Care REITs - 1.0%
CareTrust REIT Inc	189,600	7,079,664
Sabra Health Care REIT Inc	425,100	7,962,123
		15,041,787
Office REITs - 0.9%
Douglas Emmett Inc	426,207	4,500,746
Kilroy Realty Corp	158,900	5,478,872
Postal Realty Trust Inc Class A	186,718	3,403,869
		13,383,487
Real Estate Management & Development - 1.5%
Compass Inc Class A (a)	688,000	8,613,760
Cushman & Wakefield Ltd	707,791	11,636,085
Landbridge Co LLC Class A (b)	46,742	2,685,795
		22,935,640
Retail REITs - 1.3%
Curbline Properties Corp	239,624	5,810,882
Tanger Inc	225,900	7,391,448
Urban Edge Properties	386,477	7,509,248
		20,711,578
Specialized REITs - 0.8%
CubeSmart	126,600	4,751,298
Outfront Media Inc	305,344	7,425,966
		12,177,264
TOTAL REAL ESTATE		84,488,122
Utilities - 1.6%
Electric Utilities - 0.7%
IDACORP Inc	41,473	5,507,200
TXNM Energy Inc	102,400	6,033,408
		11,540,608
Gas Utilities - 0.9%
New Jersey Resources Corp	108,313	5,359,327
Southwest Gas Holdings Inc	32,000	2,650,240
UGI Corp	120,000	4,813,200
		12,822,767
TOTAL UTILITIES		24,363,375
TOTAL UNITED STATES		1,398,959,945
TOTAL COMMON STOCKS (Cost $1,204,032,072)		1,530,016,126

Money Market Funds - 7.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.70	20,285,679	20,289,736
Fidelity Securities Lending Cash Central Fund (d)(e)	3.70	96,298,584	96,308,214
TOTAL MONEY MARKET FUNDS (Cost $116,597,950)			116,597,950

TOTAL INVESTMENT IN SECURITIES - 106.6% (Cost $1,320,630,022)	1,646,614,076
NET OTHER ASSETS (LIABILITIES) - (6.6)%	(101,993,225)
NET ASSETS - 100.0%	1,544,620,851

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $6,779,952.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	32,862,794	194,407,473	206,981,664	613,816	1,133	-	20,289,736	20,285,679	0.0%
Fidelity Securities Lending Cash Central Fund	70,860,393	469,858,793	444,409,977	170,347	(995)	-	96,308,214	96,298,584	0.3%
Total	103,723,187	664,266,266	651,391,641	784,163	138	-	116,597,950

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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